PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Shares	Value
Long-Term Investments 97.5%
Common Stocks
Aerospace & Defense 9.4%
Airbus SE (France), ADR	13,194	$603,889
General Electric Co.	2,783	684,368
Northrop Grumman Corp.	878	425,628
		1,713,885
Automobiles 2.9%
General Motors Co.	10,787	535,143
Banks 12.8%
Bank of America Corp.	9,584	422,942
JPMorgan Chase & Co.	3,287	867,768
M&T Bank Corp.	2,548	465,366
PNC Financial Services Group, Inc. (The)	3,359	583,828
		2,339,904
Biotechnology 2.2%
AbbVie, Inc.	2,160	401,998
Capital Markets 4.0%
Blackstone, Inc.	2,012	279,185
Goldman Sachs Group, Inc. (The)	741	444,933
		724,118
Chemicals 3.2%
Linde PLC	1,239	579,332
Consumer Staples Distribution & Retail 5.1%
Walmart, Inc.	9,397	927,672
Ground Transportation 3.7%
Union Pacific Corp.	3,027	670,965
Health Care Providers & Services 2.7%
CVS Health Corp.	7,808	500,024
Household Durables 2.6%
Toll Brothers, Inc.	4,532	472,461

PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 3.6%
3M Co.	4,421	$655,855
Insurance 6.3%
Chubb Ltd.	1,661	493,649
MetLife, Inc.	8,398	659,915
		1,153,564
Interactive Media & Services 3.3%
Meta Platforms, Inc. (Class A Stock)	940	608,641
Multi-Utilities 7.6%
CenterPoint Energy, Inc.	10,555	393,068
NiSource, Inc.	25,183	995,736
		1,388,804
Oil, Gas & Consumable Fuels 9.3%
Cheniere Energy, Inc.	2,014	477,298
Exxon Mobil Corp.	6,505	665,461
Shell PLC, ADR	8,501	562,936
		1,705,695
Pharmaceuticals 5.4%
AstraZeneca PLC (United Kingdom), ADR	5,418	394,593
Eli Lilly & Co.	415	306,133
Roche Holding AG, ADR	6,860	276,458
		977,184
Semiconductors & Semiconductor Equipment 3.5%
Broadcom, Inc.	1,088	263,372
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1,917	370,595
		633,967
Software 8.7%
Microsoft Corp.	1,239	570,386
Oracle Corp.	3,233	535,159
Salesforce, Inc.	1,839	488,015
		1,593,560

PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 1.2%
Dell Technologies, Inc. (Class C Stock)	1,970	$219,202

Total Long-Term Investments (cost $14,873,106)		17,801,974

Short-Term Investment 2.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $427,839)(wb)	427,839	427,839

TOTAL INVESTMENTS 99.8% (cost $15,300,945)		18,229,813
Other assets in excess of liabilities 0.2%		29,600

Net Assets 100.0%		$18,259,413

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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